Financial Risk Management - Summary of Exposure of Trade Receivables and Contract Assets (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Exposure of trade receivables and contract assets Explanatory [Abstract]
Gross balance	kr 53,902	kr 52,799
Allowance for expected credit losses	(2,827)	(2,585)
Net balance and carrying value	kr 51,075	kr 50,214